Transfer of financial assets, assets pledged and received as collateral	12 Months Ended
Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Transfer of financial assets, assets pledged and received as collateral
38 Transfer of financial assets, assets pledged and received as collateral
Financial assets pledged as collateral
The financial assets pledged as collateral consist primarily of mortgages pledged to secure covered bonds and securitisations, deposits from the Dutch Central Bank and other banks, as well as debt and equity securities used in securities lending or sale and repurchase transactions. They serve to secure margin accounts and are used for other purposes required by law. Pledges are generally conducted under terms that are usual and customary for collateralised transactions including standard sale and repurchase agreements, securities lending and borrowing and derivatives margining. The financial assets pledged are as follows:

Financial assets pledged as collateral
in EUR million	2024	2023
Banks
– Cash and balances with central banks	397	322
– Loans and advances to banks	2,211	3,305
Financial assets at fair value through profit or loss	28,905	23,641
Financial assets at fair value through OCI	3,037	1,896
Securities at amortised cost	3,184	2,672
Loans and advances to customers	67,706	73,860
Other assets	503	357
	105,944	106,052
In some jurisdictions ING Bank N.V. has an obligation to maintain a reserve with central banks. As at 31 December 2024, the minimum mandatory reserve deposits with various central banks amount to EUR 11,648 million (2023: EUR 11,653 million).
Financial assets received as collateral
The financial assets received as collateral that can be sold or repledged in absence of default by the owner of the collateral consists of securities obtained through reverse repurchase transactions and securities borrowing transactions.
These transactions are generally conducted under standard market terms for most repurchase transactions and the recipient of the collateral has an unrestricted right to sell or repledge it, provided that the collateral (or equivalent collateral) is returned to the counterparty at term.

Financial assets received as collateral
in EUR million	2024	2023
Total received collateral available for sale or repledge at fair value
– equity securities	22,815	33,234
– debt securities	140,285	119,908

of which sold or repledged at fair value
– equity securities	12,024	20,526
– debt securities	90,708	86,448
Transfer of financial assets
The majority of ING's financial assets that have been transferred, but do not qualify for derecognition are debt and equity instruments used in securities lending or sale and repurchase transactions.

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	4,141	3,894	3		7,273	7,357	16,929	11,780
Financial assets at fair value through other comprehensive income			603	328			1,956	470
Loans and advances to customers								2,396
Securities at amortised cost			635	431			819	465

Associated liabilities at carrying amount[1]
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	7,005	11,010	11,901	9,467
[1]The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.

The table above does not include assets transferred to consolidated securitisation entities as the related assets remain recognised in the consolidated statement of financial position. Transferred financial assets that are derecognised in their entirety are mentioned in Note 44 'Structured entities'.